SCHEDULE OF ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Consideration payable to selling stockholder	$ 8,840	$ 8,200
Accrued government taxes	5,580	5,517
Accrued interest	2,047	3,781
Accrued salaries and benefits	657	600
Accruals to social agencies	669	664
Other accrued expenses	322	212
Total	$ 18,115	$ 18,974